Financial Instruments by Category	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Instruments by Category
4.	Financial Instruments by Category
Financial instruments by category as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	2,634,624	￦	—	￦	—	￦	—	￦	2,634,624
Trade and other receivables		5,034,622		—		1,118,619		—		6,153,241
Other financial assets		671,068		809,919		258,516		7,684		1,747,187

( I n millions of Korean won)	December 31, 2020
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair value through profit and loss		Derivatives used for hedging		Others		Total
Trade and other payables	￦	7,017,639	￦	—	￦	—	￦	—	￦	7,017,639
Borrowings		7,316,298		—		—		—		7,316,298
Other financial liabilities		132,558		2,682		127,929		—		263,169
Lease liabilities		—		—		—		1,143,640		1,143,640

(In millions of Korean won)	December 31, 2021
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	3,019,592	￦	—	￦	—	￦	—	￦	3,019,592
Trade and other receivables		5,687,103		—		491,713		—		6,178,816
Other financial assets		608,389		952,319		347,877		99,453		2,008,038

( I n millions of Korean won)	December 31, 2021
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair value through profit and loss		Derivatives used for hedging		Others		Total
Trade and other payables	￦	7,980,203	￦	—	￦	—	￦	—	￦	7,980,203
Borrowings		8,437,703		—		—		—		8,437,703
Other financial liabilities		263,500		216,040		18,126		—		497,666
Lease liabilities		—		—		—		1,159,369		1,159,369
Gains or losses arising from financial instruments by category for the years ended December 31, 2019, 2020 and 2021, are as follows:

(In millions of Korean won)	2019		2020		2021
Financial assets at amortized cost
Interest income 1	￦	79,838	￦	55,742	￦	74,937
Gain (loss) on foreign currency transactions 4		32,293		(19,244)		12,826
Gain (loss) on foreign currency translation 4		(474)		(3,895)		2,911
Gain (loss) on disposal		(43)		138		35
Impairment loss		(59,947)		(140,474)		(110,286)
Financial assets at fair value through profit or loss
Interest income 1		5,634		6,548		3,673
Dividend income 5		1,096		4,379		21,499
Gain on valuation 6		4,334		59,044		64,659
Gain (loss) on disposal		5,115		(329)		29,974
Loss on foreign currency transactions 4		—		(38)		—
Gain on foreign currency translation 4		(27)		—		17,794
Financial assets at fair value through other comprehensive income
Interest income 1		217,355		227,736		222,290
Dividend income 5		2,312		56		1,365
Impairment loss		(304)		—		—
Loss on disposal		(11,247)		(8,152)		(22,712)
Other comprehensive income for the year 2		167,152		41,997		129,780

(In millions of Korean won)	2019		2020		2021
Derivative used for hedging
Gain on transactions		6,332		6,050		—
Loss (gain) on valuation		56,537		(2,707)		203,961
Other comprehensive income (loss) for the year 2		46,806		(2,373)		144,967
Reclassified to profit or loss from other comprehensive income for the year 2,3		(39,604)		3,645		(143,305)
Financial liabilities at fair value through profit or loss
Gain (loss) on valuation		(1,936)		119		42,447
Gain on disposal		2,664		799		2,136
Loss (gain) on foreign currency transactions 4		—		—		(2)
Derivatives used for hedging
Gain on transactions		—		1,141		(6,208)
Loss (gain) on valuation		4,949		(161,003)		(7,206)
Other comprehensive income (loss) for the year 2		20,742		(81,671)		(3,112)
Reclassified to profit or loss from other comprehensive income for the year 2,3		(5,080)		107,786		6,722
Financial liabilities at amortized cost
Interest expense 1		(223,974)		(220,945)		(232,197)
Loss on foreign currency transactions 4		(20,958)		(10,717)		(3,580)
Gain (loss) on foreign currency translation 4		(75,502)		141,849		(201,623)
Lease liabilities
Interest expense 1		(55,001)		(44,091)		(36,650)

Total	￦	159,062	￦	(38,610)	￦	215,095

1
BC Card Co., Ltd., etc., subsidiaries of the Group, recognized interest income and expenses as operating revenue and expenses, respectively. Related interest income recognized as operating revenue is
￦
27,440 million (
2019
:

￦

21,018
 million,
2020:
￦
20,854
m
illion) and related interest expense recognized as operating expense is
￦
5,458 million (
2019:
￦
 548 million,

2020:
￦
1,456 million) for the year ended December 31, 2021.

2	The amounts directly reflected in equity after adjustments of deferred income tax.
3
During the current and previous year, certain derivatives of the Group was settled and the related gain or loss on valuation of cash flow hedge in other comprehensive income was reclassified to profit or loss for the year.

4
BC Card Co., Ltd., a subsidiary of the Group recognized foreign currency translation/transaction gain and loss and as operating revenue and expense. In relation to this, foreign currency translation gain and loss recognized as operating revenue and expense amount to
translation gain

￦
3
million (2019: translation loss ￦ 5 million, 2020: translation loss

￦
56 million) and
transaction gain

and loss amount
to transaction
 gain
￦
2,373 million (20
19: trans
ac
tion
 loss
￦
 17,006 million
,
2020
:
transaction
loss
￦
19,687
m
illion), respectively, for the year ended December 31, 2021.

5
BC Card Co., Ltd., etc., subsidiaries of the Group, recognized dividend income as operating revenue. Related dividend income recognized as operating revenue is
￦
1,340 million (2019: ￦

2,250

million
,
2020:
￦
 2,059 million) for the year ended December 31,
2021.

6	KT Investment Co., Ltd., etc., subsidiaries of the Group, recognized financial instruments measured at fair value through profit or loss as operating revenue and expenses. In relation to this, valuation gain and loss recognized as operating revenue and expense amount to valuation loss ￦ 15,459 million (2019: valuation gain ￦ 15,429 million, 2020: valuation gain ￦ 40,822 million), for the year ended December 31, 2021.